LOANS AND PAYMENT PLAN RECEIVABLES, Loan Ratings by Loan Class, Commercial Segment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Subsidiary's outstanding payment plan insured by third party (in hundredths)	79.30%
Subsidiary's payment outstanding payment plan 2, insured by third party (in hundredths)	8.30%
Credit scores by loan class for mortgage and installment segments [Abstract]
Accrued interest included in total	$ 4,579		$ 4,829
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	48,077		80,193
Payment Plan Receivable, Partial Refund	5,053		4,315
Payment Plan Receivable, Other	7,508		184
Total	60,638		84,692
Commercial [Member]
Loan ratings by loan class, commercial segment [Abstract]
Non-watch 1-6	571,794		523,880
Watch 7-8	49,014		57,507
Substandard Accrual 9	10,681		22,810
Non Accrual 10-11	5,369		14,753
Total	636,858		618,950
Commercial [Member] | Income Producing - Real Estate [Member]
Loan ratings by loan class, commercial segment [Abstract]
Non-watch 1-6	227,957		183,530
Watch 7-8	17,882		27,096
Substandard Accrual 9	3,895		6,555
Non Accrual 10-11	1,899		5,611
Total	251,633		222,792
Commercial [Member] | Land, Land Development and Construction Real Estate [Member]
Loan ratings by loan class, commercial segment [Abstract]
Non-watch 1-6	25,654		32,784
Watch 7-8	4,829		3,457
Substandard Accrual 9	317		2,959
Non Accrual 10-11	1,036		4,062
Total	31,836		43,262
Commercial [Member] | Commercial and Industrial [Member]
Loan ratings by loan class, commercial segment [Abstract]
Non-watch 1-6	318,183		307,566
Watch 7-8	26,303		26,954
Substandard Accrual 9	6,469		13,296
Non Accrual 10-11	2,434		5,080
Total	353,389		352,896
Commercial [Member] | Accrued interest included in total [Member]
Loan ratings by loan class, commercial segment [Abstract]
Non-watch 1-6	1,433		1,417
Watch 7-8	147		163
Substandard Accrual 9	44		112
Non Accrual 10-11	0		0
Total	1,624		1,692
Mortgage [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	46,415	[1]	43,614	[1]
750-799	133,977	[1]	147,054	[1]
700-749	105,953	[1]	113,924	[1]
650-699	80,928	[1]	85,565	[1]
600-649	51,308	[1]	51,868	[1]
550-599	31,527	[1]	39,344	[1]
500-549	19,298	[1]	24,108	[1]
Under 500	11,335	[1]	12,352	[1]
Unknown	8,168	[1]	11,902	[1]
Total	488,909	[1]	529,731	[1]
Accrued interest included in total	2,276	[1]	2,391	[1]
Mortgage [Member] | 1-4 Family [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	23,924	[1]	19,638	[1]
750-799	60,728	[1]	62,419	[1]
700-749	58,269	[1]	59,594	[1]
650-699	49,771	[1]	57,584	[1]
600-649	34,991	[1]	31,465	[1]
550-599	24,616	[1]	27,739	[1]
500-549	14,823	[1]	20,243	[1]
Under 500	9,492	[1]	9,470	[1]
Unknown	4,809	[1]	6,185	[1]
Total	281,423	[1]	294,337	[1]
Accrued interest included in total	1,300	[1]	1,319	[1]
Mortgage [Member] | Resort Lending [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	13,487	[1]	15,430	[1]
750-799	56,880	[1]	67,094	[1]
700-749	35,767	[1]	41,860	[1]
650-699	21,696	[1]	17,685	[1]
600-649	8,555	[1]	12,317	[1]
550-599	3,261	[1]	7,887	[1]
500-549	2,271	[1]	1,212	[1]
Under 500	1,160	[1]	1,637	[1]
Unknown	2,879	[1]	5,271	[1]
Total	145,956	[1]	170,393	[1]
Accrued interest included in total	650	[1]	750	[1]
Mortgage [Member] | Home Equity - 1st Lien [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	3,650	[1]	3,031	[1]
750-799	4,560	[1]	4,758	[1]
700-749	3,289	[1]	3,293	[1]
650-699	2,316	[1]	2,309	[1]
600-649	2,621	[1]	3,311	[1]
550-599	1,165	[1]	964	[1]
500-549	644	[1]	656	[1]
Under 500	323	[1]	456	[1]
Unknown	233	[1]	258	[1]
Total	18,801	[1]	19,036	[1]
Accrued interest included in total	97	[1]	91	[1]
Mortgage [Member] | Home Equity - 2nd Lien [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	5,354	[1]	5,515	[1]
750-799	11,809	[1]	12,783	[1]
700-749	8,628	[1]	9,177	[1]
650-699	7,145	[1]	7,987	[1]
600-649	5,141	[1]	4,775	[1]
550-599	2,485	[1]	2,754	[1]
500-549	1,560	[1]	1,997	[1]
Under 500	360	[1]	789	[1]
Unknown	247	[1]	188	[1]
Total	42,729	[1]	45,965	[1]
Accrued interest included in total	229	[1]	231	[1]
Installment [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	29,741	[1]	26,505	[1]
750-799	66,924	[1]	62,896	[1]
700-749	39,866	[1]	38,763	[1]
650-699	27,549	[1]	27,557	[1]
600-649	11,544	[1]	15,383	[1]
550-599	7,925	[1]	9,558	[1]
500-549	5,060	[1]	5,393	[1]
Under 500	1,959	[1]	2,892	[1]
Unknown	2,176	[1]	1,648	[1]
Total	192,744	[1]	190,595	[1]
Accrued interest included in total	679	[1]	746	[1]
Installment [Member] | Home Equity - 1st Lien [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	2,977	[1]	3,909	[1]
750-799	6,585	[1]	7,394	[1]
700-749	4,353	[1]	4,884	[1]
650-699	4,815	[1]	5,925	[1]
600-649	3,173	[1]	4,360	[1]
550-599	2,843	[1]	3,226	[1]
500-549	1,483	[1]	1,722	[1]
Under 500	751	[1]	760	[1]
Unknown	162	[1]	205	[1]
Total	27,142	[1]	32,385	[1]
Accrued interest included in total	114	[1]	137	[1]
Installment [Member] | Home Equity - 2nd Lien [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	3,062	[1]	3,265	[1]
750-799	11,197	[1]	11,300	[1]
700-749	9,487	[1]	8,826	[1]
650-699	6,832	[1]	7,164	[1]
600-649	2,824	[1]	4,214	[1]
550-599	2,084	[1]	2,716	[1]
500-549	1,715	[1]	1,403	[1]
Under 500	663	[1]	1,195	[1]
Unknown	80	[1]	103	[1]
Total	37,944	[1]	40,186	[1]
Accrued interest included in total	144	[1]	157	[1]
Installment [Member] | Loans Not Secured By Real Estate [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	23,649	[1]	19,293	[1]
750-799	48,585	[1]	43,740	[1]
700-749	25,343	[1]	24,267	[1]
650-699	15,256	[1]	13,758	[1]
600-649	5,289	[1]	6,442	[1]
550-599	2,785	[1]	3,428	[1]
500-549	1,732	[1]	2,154	[1]
Under 500	516	[1]	895	[1]
Unknown	1,892	[1]	1,322	[1]
Total	125,047	[1]	115,299	[1]
Accrued interest included in total	399	[1]	429	[1]
Installment [Member] | Others 2 [Member]
Credit scores by loan class for mortgage and installment segments [Abstract]
800 and above	53	[1]	38	[1]
750-799	557	[1]	462	[1]
700-749	683	[1]	786	[1]
650-699	646	[1]	710	[1]
600-649	258	[1]	367	[1]
550-599	213	[1]	188	[1]
500-549	130	[1]	114	[1]
Under 500	29	[1]	42	[1]
Unknown	42	[1]	18	[1]
Total	2,611	[1]	2,725	[1]
Accrued interest included in total	22	[1]	23	[1]
AM Best Rating A+ [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	0		0
Payment Plan Receivable, Partial Refund	0		0
Payment Plan Receivable, Other	0		110
Total	0		110
AM Best Rating, A Ratings [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	20,203		24,825
Payment Plan Receivable, Partial Refund	4,221		3,916
Payment Plan Receivable, Other	0		0
Total	24,424		28,741
AM Best Rating, A Minus Rating [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	4,058		19,310
Payment Plan Receivable, Partial Refund	832		399
Payment Plan Receivable, Other	7,496		0
Total	12,386		19,709
AM Best Rating, B+ Rating [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	0		56
Payment Plan Receivable, Partial Refund	0		0
Payment Plan Receivable, Other	0		0
Total	0		56
AM Best Rating, B Rating [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	0		0
Payment Plan Receivable, Partial Refund	0		0
Payment Plan Receivable, Other	0		0
Total	0		0
Not Rated [Member]
Credit ratings of insurer or risk retention group counterparties [Abstract]
Payment Plan Receivables, Full Refund	23,816		36,002
Payment Plan Receivable, Partial Refund	0		0
Payment Plan Receivable, Other	12		74
Total	$ 23,828		$ 36,076

[1]	Credit scores have been updated within the last twelve months.